Loans and allowance for credit losses (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the three months ended
	January 31, 2023					January 31, 2022
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$432	$51	$(5)	$(9)	$469	$416	$(6)	$(5)	$4	$409
Personal	1,043	169	(83)	–	1,129	1,079	18	(56)	(3)	1,038
Credit cards	893	136	(102)	(1)	926	875	65	(71)	1	870
Small business	194	17	(9)	2	204	177	3	(4)	2	178
Wholesale	1,574	161	(17)	(38)	1,680	1,797	12	(6)	8	1,811
Customers’ liability under acceptances	45	(4)	–	–	41	75	8	–	–	83
	$4,181	$530	$(216)	$(46)	$4,449	$4,419	$100	$(142)	$12	$4,389
Presented as:
Allowance for loan losses	$3,753				$3,999	$4,089				$4,047
Other liabilities – Provisions	378				403	241				251
Customers’ liability under acceptances	45				41	75				83
Other components of equity	5				6	14				8

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2023				January 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$235	$65	$132	$432	$186	$92	$138	$416
Provision for credit losses
Transfers to stage 1	13	(13)	–	–	24	(19)	(5)	–
Transfers to stage 2	(6)	10	(4)	–	(2)	2	–	–
Transfers to stage 3	–	(3)	3	–	(1)	(7)	8	–
Originations	30	–	–	30	30	–	–	30
Maturities	(4)	(2)	–	(6)	(7)	(3)	–	(10)
Changes in risk, parameters and exposures	(13)	25	15	27	(44)	19	(1)	(26)
Write-offs	–	–	(8)	(8)	–	–	(10)	(10)
Recoveries	–	–	3	3	–	–	5	5
Exchange rate and other	(1)	–	(8)	(9)	1	1	2	4
Balance at end of period	$254	$82	$133	$469	$187	$85	$137	$409

Personal
Balance at beginning of period	$285	$661	$97	$1,043	$422	$569	$88	$1,079
Provision for credit losses
Transfers to stage 1	150	(150)	–	–	170	(169)	(1)	–
Transfers to stage 2	(23)	23	–	–	(22)	22	–	–
Transfers to stage 3	–	(13)	13	–	(1)	(12)	13	–
Originations	23	–	–	23	26	–	–	26
Maturities	(12)	(25)	–	(37)	(21)	(25)	–	(46)
Changes in risk, parameters and exposures	(138)	231	90	183	(171)	162	47	38
Write-offs	–	–	(112)	(112)	–	–	(86)	(86)
Recoveries	–	–	29	29	–	–	30	30
Exchange rate and other	1	(2)	1	–	1	–	(4)	(3)
Balance at end of period	$286	$725	$118	$1,129	$404	$547	$87	$1,038

Credit cards
Balance at beginning of period	$177	$716	$–	$893	$233	$642	$–	$875
Provision for credit losses
Transfers to stage 1	164	(164)	–	–	146	(146)	–	–
Transfers to stage 2	(20)	20	–	–	(23)	23	–	–
Transfers to stage 3	–	(94)	94	–	(1)	(70)	71	–
Originations	4	–	–	4	4	–	–	4
Maturities	(1)	(7)	–	(8)	(1)	(7)	–	(8)
Changes in risk, parameters and exposures	(139)	271	8	140	(132)	201	–	69
Write-offs	–	–	(142)	(142)	–	–	(112)	(112)
Recoveries	–	–	40	40	–	–	41	41
Exchange rate and other	(1)	–	–	(1)	–	1	–	1
Balance at end of period	$184	$742	$–	$926	$226	$644	$–	$870

Small business
Balance at beginning of period	$73	$73	$48	$194	$88	$55	$34	$177
Provision for credit losses
Transfers to stage 1	10	(10)	–	–	5	(5)	–	–
Transfers to stage 2	(3)	3	–	–	(2)	2	–	–
Transfers to stage 3	–	(2)	2	–	–	(1)	1	–
Originations	8	–	–	8	9	–	–	9
Maturities	(4)	(6)	–	(10)	(5)	(7)	–	(12)
Changes in risk, parameters and exposures	(12)	13	18	19	(10)	11	5	6
Write-offs	–	–	(11)	(11)	–	–	(6)	(6)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	1	2	(1)	2	2	1	(1)	2
Balance at end of period	$73	$73	$58	$204	$87	$56	$35	$178

Wholesale
Balance at beginning of period	$597	$585	$392	$1,574	$566	$794	$437	$1,797
Provision for credit losses
Transfers to stage 1	51	(51)	–	–	108	(107)	(1)	–
Transfers to stage 2	(20)	21	(1)	–	(18)	18	–	–
Transfers to stage 3	(3)	(14)	17	–	(1)	(4)	5	–
Originations	153	–	–	153	156	–	–	156
Maturities	(118)	(71)	–	(189)	(106)	(107)	–	(213)
Changes in risk, parameters and exposures	(55)	150	102	197	(129)	160	38	69
Write-offs	–	–	(26)	(26)	–	–	(23)	(23)
Recoveries	–	–	9	9	–	–	17	17
Exchange rate and other	(5)	(8)	(25)	(38)	4	11	(7)	8
Balance at end of period	$600	$612	$468	$1,680	$580	$765	$466	$1,811

Credit Risk Exposure by Internal Risk Rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2022 Annual Report.

	As at
	January 31, 2023				October 31, 2022
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$341,075	$3,768	$–	$344,843	$340,716	$2,573	$–	$343,289
Medium risk	16,113	1,433	–	17,546	15,035	1,932	–	16,967
High risk	1,250	3,720	–	4,970	1,188	3,125	–	4,313
Not rated (1)	51,441	1,321	–	52,762	51,915	1,304	–	53,219
Impaired	–	–	594	594	–	–	560	560
	409,879	10,242	594	420,715	408,854	8,934	560	418,348
Items not subject to impairment (2)				467				448
Total				$421,182				$418,796

Loans outstanding – Personal
Low risk	$72,387	$3,031	$–	$75,418	$73,339	$2,575	$–	$75,914
Medium risk	5,184	3,028	–	8,212	5,482	3,780	–	9,262
High risk	358	1,858	–	2,216	836	1,660	–	2,496
Not rated (1)	9,368	98	–	9,466	9,733	104	–	9,837
Impaired	–	–	227	227	–	–	200	200
Total	$87,297	$8,015	$227	$95,539	$89,390	$8,119	$200	$97,709

Loans outstanding – Credit cards
Low risk	$15,063	$96	$–	$15,159	$15,088	$83	$–	$15,171
Medium risk	1,506	1,524	–	3,030	1,418	1,911	–	3,329
High risk	37	1,315	–	1,352	39	1,255	–	1,294
Not rated (1)	784	33	–	817	751	32	–	783
Total	$17,390	$2,968	$–	$20,358	$17,296	$3,281	$–	$20,577

Loans outstanding – Small business
Low risk	$8,496	$951	$–	$9,447	$8,571	$838	$–	$9,409
Medium risk	1,640	975	–	2,615	1,512	1,130	–	2,642
High risk	111	466	–	577	102	375	–	477
Not rated (1)	6	–	–	6	3	–	–	3
Impaired	–	–	169	169	–	–	138	138
Total	$10,253	$2,392	$169	$12,814	$10,188	$2,343	$138	$12,669

Undrawn loan commitments – Retail
Low risk	$252,902	$1,385	$–	$254,287	$247,620	$1,041	$–	$248,661
Medium risk	9,272	267	–	9,539	9,021	246	–	9,267
High risk	870	414	–	1,284	876	367	–	1,243
Not rated (1)	5,872	126	–	5,998	5,668	118	–	5,786
Total	$268,916	$2,192	$–	$271,108	$263,185	$1,772	$–	$264,957

Wholesale – Loans outstanding
Investment grade	$90,382	$291	$–	$90,673	$88,513	$202	$–	$88,715
Non-investment grade	146,386	15,670	–	162,056	145,908	15,758	–	161,666
Not rated (1)	10,398	290	–	10,688	11,789	360	–	12,149
Impaired	–	–	1,609	1,609	–	–	1,301	1,301
	247,166	16,251	1,609	265,026	246,210	16,320	1,301	263,831
Items not subject to impairment (2)				12,874				10,136
Total				$277,900				$273,967

Undrawn loan commitments – Wholesale
Investment grade	$297,620	$291	$–	$297,911	$284,481	$179	$–	$284,660
Non-investment grade	123,907	11,034	–	134,941	126,225	10,657	–	136,882
Not rated (1)	3,568	–	–	3,568	3,692	1	–	3,693
Total	$425,095	$11,325	$–	$436,420	$414,398	$10,837	$–	$425,235

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired

Loans past due but not impaired
(1), (2)

	As at
	January 31, 2023			October 31, 2022
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,392	$173	$1,565	$1,328	$168	$1,496
Wholesale	1,080	26	1,106	1,279	2	1,281
	$2,472	$199	$2,671	$2,607	$170	$2,777

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)
Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.